Income Taxes - Schedule of Income Tax Reconciliation (Parenthetical) (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Impairment of goodwill					$ 803.8
Federal corporate income tax rate			34.43%	34.43%	38.00%
Difference in deferred taxes liabilities to change in tax rate	[1]		$ 43.3
Federal corporate income tax rate			34.43%	34.43%	38.00%
CGU Marine [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Impairment of goodwill					$ 365.0
Geology Geophysics and Reservoir [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Impairment of goodwill					$ 439.0
United States [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Federal corporate income tax rate			21.00%	35.00%
Difference in deferred taxes liabilities to change in tax rate			$ 37.0
Federal corporate income tax rate			21.00%	35.00%
France [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Federal corporate income tax rate				34.43%
Difference in deferred taxes liabilities to change in tax rate			$ 6.3
Federal corporate income tax rate				34.43%
France [Member] | Changes in tax rates or tax laws enacted or announced [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Federal corporate income tax rate		25.00%
Federal corporate income tax rate		25.00%

[1]	The US corporate income tax rate used for tax calculations decreased from 35% in 2016 to 21% in 2017, which had a favorable tax impact of US$37million in 2017. In France, the corporate income tax rate will reduce over a five-year period from 34.43% to 25%, which had a favorable impact on deferred taxes calculation in 2017 of US$6.3 million.